Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Cash and due from banks	$ 23,687	$ 23,325
Federal funds sold and other interest-bearing deposits	18,396	39,553
Cash and cash equivalents	42,083	62,878
Certificates of deposit in other banks	12,247	3,460
Available-for-sale debt securities, at fair value	218,205	231,028
Other investments	5,675	6,551
Total investment securities	223,880	237,579
Loans	1,146,627	1,068,432
Allowances for loan losses	(11,652)	(10,852)
Net loans	1,134,975	1,057,580
Premises and equipment - net	34,894	34,811
Mortgage servicing rights	2,931	2,713
Other real estate owned and repossessed assets - net	13,691	13,182
Accrued interest receivable	6,162	5,627
Cash surrender value - life insurance	2,542	2,484
Other assets	8,277	8,902
Total assets	1,481,682	1,429,216
Deposits
Non-interest bearing demand	262,857	245,380
Savings, interest checking and money market	614,040	584,468
Time deposits $250,000 and over	104,900	63,176
Other time deposits	216,671	232,788
Total deposits	1,198,468	1,125,812
Federal funds purchased and securities sold under agreements to repurchase	24,647	27,560
Federal Home Loan Bank advances and other borrowings	95,153	121,382
Subordinated notes	49,486	49,486
Accrued interest payable	1,035	554
Other liabilities	13,479	13,051
Total liabilities	1,382,268	1,337,845
Stockholders' equity:
Common stock, $1 par value, authorized 15,000,000 shares; issued 6,278,481 and 6,046,907 shares, respectively	6,279	6,047
Surplus	50,173	45,442
Retained earnings	54,105	50,595
Accumulated other comprehensive loss, net of tax	(6,099)	(5,662)
Treasury stock; 243,638 and 248,898 shares, at cost, respectively	(5,044)	(5,051)
Total stockholders' equity	99,414	91,371
Total liabilities and stockholders' equity	$ 1,481,682	$ 1,429,216